Impairment of assets (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets			$ 1,027	$ 2,190
Impairment loss recognised in profit or loss, goodwill		$ 1,132
Impairment (losses) reversals recognized in earnings				$ 100
Total for all cash-generating units
Disclosure of reconciliation of changes in goodwill [line items]
Recoverable amount of asset or cash-generating unit	$ 352	$ 811
Total for all cash-generating units | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	9.00%	9.00%
Perpetuity growth rate	(2.00%)	(2.00%)
Total for all cash-generating units | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	11.00%	11.00%
Perpetuity growth rate	2.00%	0.00%
Bell Media
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 976	$ 958
Impairment loss recognised in profit or loss, goodwill		1,132
Bell Media | Property, plant and equipment
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	103	85
Bell Media | Prepaid expenses and inventory
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	18
Bell Media | Prepaid expenses
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets		7
Bell Media | Program and feature film rights
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	250	144
Bell Media | Software
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	47	85
Bell Media | Trademarks
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	4	10
Bell Media | Total
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of assets	$ 554	$ 627
Bell CTS
Disclosure of reconciliation of changes in goodwill [line items]
Impairment (losses) reversals recognized in earnings			$ 51